Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands		9 Months Ended	12 Months Ended
	Jan. 27, 2021 OfficeSuite	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) Segment OfficeSuite	Dec. 31, 2021 USD ($)	Nov. 17, 2021 USD ($)	Aug. 30, 2021 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments | Segment			1
Restricted cash		$ 1,700	$ 1,700
Operating lease right-of-use assets		13,195	5,580	$ 11,574
Operating lease liability		53,111	5,794
Impairment of long lived assets			0	$ 0
Research and development credits to offset payroll tax expenses			100
Research and development credit generated against employer portion payroll tax			$ 300
ESPP
Summary Of Significant Accounting Policies [Line Items]
Offering period commenced date			Jun. 25, 2021
Offering period end date			Nov. 30, 2021
Offering period term of contract			6 months
Common stock, percent			15.00%
Offering period description terms			The second, third, and fourth offering periods commenced on December 1, 2021, June 1, 2022, and December 1, 2022, respectively.
Lease Agreement
Summary Of Significant Accounting Policies [Line Items]
Number of office suites | OfficeSuite	2
Operating lease right-of-use assets		13,200	$ 4,200
Operating lease liability		$ 53,100	$ 4,500
Maximum
Summary Of Significant Accounting Policies [Line Items]
Liquid investments maturity period		3 months	3 months
Property and equipment estimated useful life			5 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful life			3 years
Accounting Standards Update 2016-02 | Lease Agreement
Summary Of Significant Accounting Policies [Line Items]
Number of office suites | OfficeSuite			2
Operating lease right-of-use assets			$ 4,100
Operating lease liability			4,100
Accounting Standards Update 2016-02 | Service Agreement
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets					$ 600	$ 5,300
Operating lease liability					$ 600	$ 5,300
Accounting Standards Update 2016-02 | Sublease Agreement
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets			3,200
Operating lease liability			$ 3,200
Accounting Standards Update 2016-13
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Jan. 01, 2022
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true